Investments in associates and joint ventures (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Beginning of the year	$ 180,350	$ 192,028
Sale of interest in associates and joint ventures	(3,737)	(36,522)
Capital contributions	35	0
Share of profit / (loss)	27,924	47,454
Currency translations adjustment	95	(115)
Dividends	(26,744)	(22,495)
Transfers from/to financial assets	349	0
Decrease of interest	(148)	0
End of the year	$ 178,124	$ 180,350